AB CarVal Credit Opportunities Fund

Consolidated Portfolio of Investments

March 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

ASSET BACKED – 45.8%
Bonds – 45.8%
Alternative Energy – 0.6%
Dividend Solar Loans LLC Series 2019-1 5.68%, 08/22/2039(a)	U.S.$	481	$424,889
Mill City Solar Loan Ltd. Series 2019-1 5.92%, 03/20/2043(a) (b)		114	97,537
7.14%, 03/20/2043(a) (b)		106	74,706
Series 2019-2GS 2.00%, 07/20/2043(a) (b)		412	284,826
2.94%, 07/20/2043(a) (b) (c) (d) (e)		735	379,485
Series 2020-1 8.64%, 06/20/2047(a) (b) (c) (d) (e) (f)		1,189	350,077

			1,611,520

Asset Backed Securities – 0.3%
Turbine Engines Securitization Ltd. Series 2013-1 5.125%, 12/13/2048(a) (d) (e)		700	652,238
6.375%, 12/13/2048(a) (d) (e)		131	118,344

			770,582

Collateralized Loan Obligations – 0.8%
Nassau Euro CLO I DAC Series 1X, Class C 5.201% (EURIBOR 3 Month + 2.70%), 12/15/2034(a) (g)	EUR	1,820	1,961,807

Commercial Mortgage-Backed Securities – 16.0%
Ashford Hospitality Trust Series 2018 5.892% (SOFR 1 Month + 1.57%), 04/15/2035(a) (g)	U.S.$	2,000	1,961,601
Atrium Hotel Portfolio Trust Series 2024 8.599%, 11/10/2029(a)		2,680	2,762,143
Banc of America Merrill Lynch Series 2025 8.32% (SOFR 1 Month + 4.00%), 02/15/2042(a) (g)		2,500	2,497,944
BOCA Commercial Mortgage Trust Series 2024, Class E 8.756% (SOFR 1 Month + 4.44%), 08/15/2041(a) (g)		930	927,839
BX Commercial Mortgage Trust Series 2022-CSMO, Class D 8.657% (SOFR 1 Month + 4.34%), 06/15/2027(a) (g)		399	399,347
Series 2024 7.71% (SOFR 1 Month + 3.39%), 01/15/2042(a) (g)		2,000	1,984,695

	Principal Amount (000)		U.S. $ Value

BX Trust Series 2021-ARIA, Class G 7.576% (SOFR 1 Month + 3.26%), 10/15/2036(a) (g)	U.S.$	2,112	$2,048,935
Series 2022-PSB, Class F 11.652% (SOFR 1 Month + 7.33%), 08/15/2039(a) (g)		510	516,244
BXSC Commercial Mortgage Trust Series 2022-WSS, Class F 9.649% (SOFR 1 Month + 5.33%), 03/15/2035(a) (g)		1,750	1,760,400
Commercial Mortgage Trust Series 2024 7.927%, 12/10/2041(a)		2,000	1,950,584
CSMC Trust Series 2017-CHOP, Class F 8.794% (PRIME + 1.29%), 07/15/2032(a) (g)		220	218,589
Extended Stay America Trust Series 2021-ESH, Class G 9.434% (SOFR 1 Month + 5.11%), 07/15/2038(a) (g)		347	347,340
GS Mortgage Securities Corp. II Series 2024-70P, Class E 8.367%, 03/10/2041(a)		2,509	2,574,013
GS Mortgage Securities Corp. Trust Series 2021-ARDN, Class G 9.434% (SOFR 1 Month + 5.11%), 11/15/2036(a) (g)		500	478,450
HIH Trust Series 2024-61P, Class F 9.756% (SOFR 1 Month + 5.44%), 10/15/2041(a) (g)		2,300	2,294,600
ILPT Commercial Mortgage Trust Series 2022 10.259% (SOFR 1 Month + 5.94%), 10/15/2039(a) (g)		1,500	1,492,862
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5, Class E 8.10% (SOFR 1 Month + 3.78%), 11/15/2038(a) (g)		1,608	1,596,076
Series 2021-HTL5, Class F 8.85% (SOFR 1 Month + 4.53%), 11/15/2038(a) (g)		1,305	1,292,202
MTN Commercial Mortgage Trust Series 2022-LPFL, Class F 9.605% (SOFR 1 Month + 5.29%), 03/15/2039(a) (g)		2,007	2,008,123
Pembroke Property Finance 3 DAC 6.478% (EURIBOR 3 Month + 3.95%), 06/01/2043(a) (g)	EUR	500	540,650
PGA National Resort Commercial Series 2024-RSR2, Class E 8.207% (SOFR 1 Month + 3.89%), 06/15/2039(a) (g)	U.S.$	500	504,840

	Principal Amount (000)		U.S. $ Value

Series 2024-RSR2, Class F 9.006% (SOFR 1 Month + 4.69%), 06/15/2039(a) (g)	U.S.$	1,375	$1,371,624
SHR Trust Series 2024-LXRY, Class E 8.769% (SOFR 1 Month + 4.45%), 10/15/2041(a) (g)		700	699,990
SMRT Commercial Mortgage Trust Series 2022-MINI, Class E 7.02% (SOFR 1 Month + 2.70%), 01/15/2039(a) (g)		1,780	1,722,450
Series 2022-MINI, Class F 7.67% (SOFR 1 Month + 3.35%), 01/15/2039(a) (g)		2,000	1,880,591
SWCH Commercial Mortgage Trust Series 2025 7.659% (SOFR 1 Month + 3.34%), 03/15/2042(a) (g)		1,000	990,587
8.558% (SOFR 1 Month + 4.24%), 03/15/2042(a) (g)		2,000	1,980,658
THPT Mortgage Trust Series 2023-THL, Class D 9.252%, 12/10/2034(a)		1,386	1,409,523

			40,212,900

Consumer Asset-Backed Securities – 12.2%
BBVA Consumer Auto FTA Series 2024-1 8.104% (EURIBOR 3 Month + 5.40%), 04/21/2037(a) (g)	EUR	412	447,417
FCT Eurotruck Lease 7.594% (EURIBOR 1 Month + 7.75%), 04/30/2049(d) (e) (g)		380	410,894
10.094% (EURIBOR 1 Month + 5.25%), 04/30/2049(d) (e) (g)		1,790	1,935,526
Foundation Finance Trust Series 2024-2 9.35%, 03/15/2050(a)	U.S.$	1,076	1,114,845
Series 2025-1 8.37%, 04/15/2050(a)		2,016	1,975,549
GoodLeap Home Improvement Solutions Trust Series 2025-1 7.83%, 02/20/2049(a)		2,000	2,031,485
Lendbuzz Auto Receivables Trust Series 2025 1.00%, 08/15/2031(d) (e)		950	14,373,594
Newday Funding Master Issuer PLC Series 2022-2 11.463% (SONIA + 7.00%), 07/15/2030(a) (g)	GBP	800	1,045,237
PPC Zeus DAC 6.873% (EURIBOR 1 Month + 4.50%), 07/23/2029(a) (d) (e) (g)	EUR	1,517	1,638,934

	Principal Amount (000)		U.S. $ Value

SC Germany SA Compartment Consumer Series 2022-1 7.892% (EURIBOR 1 Month + 5.50%), 10/14/2036(a) (g)	EUR	631	$702,085
10.892% (EURIBOR 1 Month + 8.50%), 10/14/2036(a) (g)		561	623,962
Series 2024-1 7.192% (EURIBOR 1 Month + 4.80%), 01/14/2038(a) (g)		292	315,194
Securitisation of Catalogue Assets Ltd. 9.438% (SONIA + 4.25%), 01/01/2027(d) (e) (g)	GBP	567	734,912
12.158% (SONIA + 6.97%), 01/01/2027(d) (e) (g)		986	1,278,887
16.188% (SONIA + 11.00%), 01/01/2027(d) (e) (g)		540	706,264
Stream Innovations Issuer Trust Series 2024-2A 9.05%, 02/15/2045(a)	U.S.$	1,500	1,538,583

			30,873,368

Residential Mortgage-Backed Securities – 15.9%
CFMT LLC Series 2024 4.00%, 10/25/2054(a) (d) (e)		1,878	1,605,330
Clavel Residential 3 DAC Series 2023 6.173% (EURIBOR 3 Month + 3.50%), 01/28/2076(a) (g)	EUR	513	551,572
EFMT Series 2024-INV2 7.687%, 10/25/2069(a) (d) (e)	U.S.$	2,765	2,696,963
Jeronimo Funding DAC 5.612% (EURIBOR 3 Month + 3.00%), 10/25/2064(a) (g)	EUR	400	413,705
6.112% (EURIBOR 3 Month + 3.50%), 10/25/2064(a) (g)		941	958,036
6.612% (EURIBOR 3 Month + 4.00%), 10/25/2064(a) (g)		471	466,659
Mill City Mortgage Loan Trust Series 2018-4 2.03%, 04/25/2066(a) (b) (d) (e)	U.S.$	164	69,984
3.078%, 04/25/2066(a) (b) (d) (e)		408	218,761
3.25%, 04/25/2066(a) (b)		427	326,913
8.75%, 04/25/2066(a) (b) (d) (e)		140	56,377
10.68%, 04/25/2066(a) (b) (c) (d) (e) (f)		7,732	16,963
Series 2019-1 1.943%, 10/25/2069(a) (b) (d) (e)		216	108,735
3.563%, 10/25/2069(a) (b) (d) (e)		429	258,481
3.569%, 10/25/2069(a) (b) (d) (e)		214	86,810
12.81%, 10/25/2069(a) (b) (c) (d) (e) (f)		7,438	16,149

	Principal Amount (000)		U.S. $ Value

Series 2019-GS2 0.00%, 08/25/2059(a) (b) (d) (e) (f)	U.S.$	3,165	$15,300
3.25%, 08/25/2059(a) (b) (d) (e)		340	232,460
3.25%, 08/25/2059(a) (b)		256	211,350
3.88%, 08/25/2059(a) (b) (d) (e)		652	372,372
13.13%, 08/25/2059(a) (b) (c) (d) (e) (f)		3,559	61,746
Series 2023-NQM1 6.102%, 10/25/2067(a) (b)		367	356,119
6.102%, 10/25/2067(a) (b) (d) (e)		221	204,222
Morgan Stanley Residential Mortgage Loan Trust Series 2024 7.392%, 10/25/2069(a) (d) (e)		1,115	1,082,782
New Residential Mortgage Loan Trust Series 2016-1 4.972%, 03/25/2056(a) (d) (e)		204	135,730
Series 2016-2 5.463%, 11/26/2035(a) (d) (e)		260	197,308
Series 2018-1 5.738%, 12/25/2057(a) (d) (e)		682	491,946
Series 2018-2 5.315%, 02/25/2058(a) (d) (e)		2,033	1,519,768
Series 2019-2 4.759%, 12/25/2057(a) (d) (e)		2,583	1,705,285
Series 2019-5 4.259%, 08/25/2059(a) (d) (e)		2,981	1,870,335
Series 2019-6 4.359%, 09/25/2059(a) (d) (e)		2,907	1,837,873
Series 2019-RPL2 3.994%, 02/25/2059(a) (d) (e)		2,618	1,421,440
Series 2023 7.535%, 10/25/2063(a) (d) (e)		2,000	1,972,133
PRP Advisors, LLC Series 2023-RCF2 4.00%, 11/25/2053(a)		1,000	880,996
Shamrock Residential Series 2023-1 6.123% (EURIBOR 1 Month + 3.75%), 06/24/2071(a) (g)	EUR	487	529,595
7.873% (EURIBOR 1 Month + 5.50%), 06/24/2071(a) (d) (e) (g)		326	287,834
8.873% (EURIBOR 1 Month + 6.50%), 06/24/2071(a) (d) (e) (g)		165	125,425
9.873% (EURIBOR 1 Month + 7.50%), 06/24/2071(a) (d) (e) (g)		348	208,090
Shamrock Residential DAC Series 2022-2 6.123% (EURIBOR 1 Month + 3.75%), 02/24/2071(a) (g)		679	762,657
7.123% (EURIBOR 1 Month + 4.75%), 02/24/2071(a) (g)		538	617,057

	Principal Amount (000)		U.S. $ Value

8.873% (EURIBOR 1 Month + 6.50%), 02/24/2071(a) (g)	EUR	643	$770,233
9.873% (EURIBOR 1 Month + 7.50%), 02/24/2071(a) (g)		181	223,641
10.873% (EURIBOR 1 Month + 8.50%), 02/24/2071(a) (d) (e) (g)		570	348,417
Verus Securitization Trust Series 2023-6 7.799%, 09/25/2068(a) (d) (e)	U.S.$	1,890	1,866,864
Series 2023-INV2 8.093%, 08/25/2068(a) (d) (e)		3,139	3,120,460
Series 2024-4 8.041%, 06/25/2069(a) (d) (e)		2,000	1,980,026
Series 2024-6 7.931%, 07/25/2069(a) (d) (e)		1,402	1,382,707
Series 2024-7 7.84%, 09/25/2069(a) (d) (e)		2,264	2,209,194
Series 2024-8 7.628%, 10/25/2069(a) (d) (e)		785	768,920
Series 2024-9 7.372%, 11/25/2069(a) (d) (e)		2,000	1,941,015
Series 2025-1 7.349%, 01/25/2070(a) (d) (e)		500	484,658

			40,047,396

Total Asset Backed (cost $114,059,744)			115,477,573

CORPORATE SECURITIES – 18.7%
Bank Debt – 16.0%
Agriculture/Food – 0.8%
Max US Bidco, Inc. 10/02/2030(h)		1,990	1,949,414

Auto/Motor Carrier – 1.4%
Carnaby Inventory II LLC Series 2024 19.347% (SOFR 1 Month + 14.00%), 05/31/2025(d) (e) (g)		1,260	1,246,775
Carnaby Inventory III LLC 19.347% (SOFR 1 Month + 13.625%), 12/31/2049(d) (e) (g)		2,400	2,373,615

			3,620,390

Commercial Services – 0.7%
United Talent Agency LLC Series 2024 8.075% (SOFR 1 Month + 3.75%), 07/07/2028(g)		1,733	1,734,666

	Principal Amount (000)			U.S. $ Value

Communications – 2.4%
Arches Buyer, Inc. Series 2021 8.674% (SOFR 1 Month + 3.26%), 12/06/2027(g)	U.S.$	1,995		$1,950,228
MH Sub I LLC Series 2023 8.574% (SOFR 1 Month + 4.25%), 05/03/2028(g)		0	**	141
Univision Communications, Inc. Series 2022 7.689% (SOFR 1 Month + 3.25%), 01/31/2029(g)		1,990		1,916,779
Vmed O2 U.K. Holdco 4 Ltd. Series 2023 10/15/2031(h)	EUR	2,045		2,185,255

				6,052,403

Financial Services – 1.4%
Advisor Group Holdings I Series 2024 08/17/2028(h)	U.S.$	1,884		1,868,442
Nexus Buyer LLC Series 2025 07/31/2031(h)		1,607		1,596,390
USI, Inc. Series 2024 6.549% (SOFR 3 Month + 2.25%), 09/27/2030(g)		142		140,547

				3,605,379

Health Care – 3.5%
Centrient Holding BV Series 2024 10/31/2027(h)	EUR	2,000		2,169,628
Heartland Dental LLC Series 2024 8.825% (SOFR 1 Month + 4.50%), 04/28/2028(g)	U.S.$	1,990		1,985,194
LSCS Holdings, Inc. Series 2025 8.799% (SOFR 3 Month + 4.50%), 02/23/2032(g)		1,430		1,425,966
Schoen Klinik SE Series 2025 01/10/2031(h)	EUR	1,000		1,072,292
Star Parent, Inc. 8.30% (SOFR 3 Month + 3.75%), 09/30/2030(g)	U.S.$	2,122		2,023,931

				8,677,011

	Principal Amount (000)			U.S. $ Value

Insurance – 0.8%
Asurion LLC Series 2023 8.675% (SOFR 1 Month + 4.25%), 08/21/2028(g)	U.S.$	1,990		$1,969,591

Leisure/Entertainment – 3.1%
Banijay Entertainment S.A.S Series 2025 03/27/2028(h)		1,019		1,016,377
Hoya Midco LLC Series 2022 02/05/2029(h)		0	**	352
Route 66 Development Authority 10/10/2030(h)		4,075		4,044,438
Spectacle Gary Holdings LLC Series 2021 8.675% (SOFR 1 Month + 4.25%), 12/11/2028(g)		2,792		2,775,831

				7,836,998

Packaging & Containers – 0.6%
Swissport Stratosphere U Series 2024 8.044% (SOFR 3 Month + 3.75%), 03/31/2031(g)		1,462		1,464,709

Technology – 1.3%
Indy US Holdco LLC Series 2025 03/06/2028(h)		857		853,144
X Corp. 10.949% (SOFR 3 Month + 6.50%), 10/29/2029(g)		2,522		2,505,523

				3,358,667

				40,269,228

	Shares

Equity Investments – 1.7%
Alternative Energy – 0.2%
Intersect Power LLC(d) (e) (i)		95,560		556,542

Financial Services – 1.5%
CVI SYM Holdings LLC(b) (d) (e) (i)		3,758,103		3,700,762

				4,257,304

	Principal Amount (000)

Bonds – 1.0%
Building/Construction Products – 0.1%
Country Garden Holdings Co. Ltd. 3.125%, 10/22/2025(a) (i) (j)	U.S.$	792		76,770

	Principal Amount (000)		U.S. $ Value

5.125%, 01/17/2025(a) (i) (k)	U.S.$	2,458	$237,548

			314,318

Consumer – 0.6%
Stonegate Pub Co. Financing PLC 9.181% (EURIBOR 3 Month + 6.63%), 07/31/2029(a) (g)	EUR	605	669,282
10.75%, 07/31/2029(a)	GBP	511	679,687

			1,348,969

Miscellaneous Industries – 0.3%
Forvia SE 5.625%, 06/15/2030(a)	EUR	97	102,402
Itelyum Regeneration SpA 5.75%, 04/15/2030(a)		152	163,091
Ontex Group NV 5.25%, 04/15/2030(a)		64	69,687
SNF Group SACA 4.50%, 03/15/2032(a)		256	275,822
Starwood Property Trust, Inc. 6.50%, 10/15/2030(a)	U.S.$	81	80,473
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	93	98,851

			790,326

			2,453,613

Total Corporate Securities (cost $47,821,585)			46,980,145

	Shares

LOAN PORTFOLIOS – 16.6%
Equity Investments – 15.3%
Alternative Energy – 0.8%
Coral Reef SPV SARL(b) (d) (e) (i)		1,715,513	1,953,680

Commercial Loan Portfolios – 0.5%
Powis Finance SARL(b) (d) (e) (i)		1,077,446	1,252,402

Commercial Real Estate Loans – 1.4%
CVI Thompson Holdings LLC(b) (d) (e) (i)		3,615,782	3,640,536

Consumer Loan Portfolios – 7.6%
Creditable Opportunities FD II(d) (e)		2,429,420	2,626,931
CVI CB Holdings IV LLC(b) (d) (e) (i)		1,881,105	2,235,385
CVI LB Investment Trust II(b) (d) (e)		1,353,785	1,353,785
CVI MF Acquisition Trust II(b) (d) (e) (i)		869,028	930,605
CVI OCT Acquisition Trust(b) (d) (e) (i)		6,309,615	6,613,813
CVI SBT Acquisition Trust(b) (d) (e)		1,591,283	1,591,283
Obediente Enterprises LLC(b) (d) (e) (i)		2,663,308	3,757,425

			19,109,227

Company	Shares		U.S. $ Value

Residential Loan Portfolios – 5.0%
CAIS Private Equity(b) (d) (e)		1,402,196	$1,516,194
Kutxabank SA(b) (d) (e) (i)		310,282	115,104
Renascentia SPV SRL(b) (d) (e)		10,142,321	11,096,309

			12,727,607

			38,683,452

	Principal Amount (000)

Debt Investments – 1.3%
Alternative Energy – 1.3%
GoldenPeaks Capital 14.328% (EURIBOR 3 Month + 12.00%), 05/02/2029(b) (d) (e) (g)	U.S.$	3,062	3,244,482

Total Loan Portfolios (cost $40,404,314)			41,927,934

	Shares

SPECIAL OPPORTUNITIES – 6.1%
Equity Investments – 6.1%
Aviation – 6.1%
Aergo Capital Ltd.(b) (d) (e) (i) (cost $15,074,304)		15,074,303	15,403,529

Total Investments – 87.2% (cost $217,359,947)(l)			219,789,181
Other assets less liabilities – 12.8%			32,347,050

Net Assets – 100.0%			$252,136,231

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	GBP	120	USD	156	06/18/2025	$587
HSBC Bank USA	GBP	11,254	USD	14,244	06/18/2025	(288,734)
HSBC Bank USA	USD	6,027	GBP	4,880	06/18/2025	276,289
HSBC Bank USA	EUR	2,674	USD	2,934	09/17/2025	15,075
HSBC Bank USA	EUR	39,660	USD	42,873	09/17/2025	(417,773)
HSBC Bank USA	USD	1,075	EUR	1,010	09/17/2025	27,648
HSBC Bank USA	USD	559	EUR	510	09/17/2025	(2,699)

						$(389,607)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,700	08/05/2027	1 Day SOFR	3.799%	Annual	$(72,801)	$5,354	$(78,155)
USD	12,800	08/05/2027	1 Day SOFR	3.799%	Annual	(63,834)	4,654	(68,488)
USD	45,758	09/03/2027	1 Day SOFR	3.496%	Annual	(554,079)	—	(554,079)
USD	11,439	09/03/2027	1 Day SOFR	3.496%	Annual	(138,520)	—	(138,520)

						$(829,234)	$10,008	$(839,242)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Barclay Bank PLC
Republic of Poland Government Bond, 06/20/2029*	(1.00%)	Annual	7.50%	USD	1,551	$(28,195)	$(17,484)	$(10,711)
Republic of Poland Government Bond, 06/20/2029*	(1.00%)	Annual	7.50%	USD	705	(11,054)	(7,628)	(3,426)
Republic of Poland Government Bond, 12/20/2029*	(1.00%)	Annual	7.50%	USD	470	(6,945)	(7,407)	462

						$(46,194)	$(32,519)	$(13,675)

*	Termination date
**	Principal Amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2025, the aggregate market value of these securities amounted to $98,491,109 or 39.1% of net assets.

(b)	Affiliated investments.
(c)

The subordinated notes represented are considered equity positions in the securitized vehicle. The securitized equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to senior debt holders and other expenses. The current estimated yield that is disclosed, calculated using amortized cost, is based on the current projections of this excess cash flow taking into account assumptions which have been made regarding expected prepayments, losses and future reinvestment rates. These assumptions are periodically reviewed and adjusted. Ultimately, the actual yield may be higher or lower than the estimated yield if actual results differ from those used for the assumptions.

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(h)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon a published reference rate and spread, which was determined at the time of purchase.

(i)	Non-income producing security.
(j)	Defaulted.
(k)	Defaulted matured security.
(l)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,933,174 and gross unrealized depreciation of investments was $(4,746,464), resulting in net unrealized appreciation of $1,186,710.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CLO – Collateralized Loan Obligations

EURIBOR – Euro Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

COUNTRY BREAKDOWN1

March 31, 2025 (unaudited)

69.7%	United States
9.7%	Ireland
6.1%	United Kingdom
5.9%	Italy
1.8%	Germany
1.8%	Spain
1.6%	Netherlands
1.5%	Poland
1.1%	France
0.7%	Greece
0.1%	China

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB CarVal Credit Opportunities Fund

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s investments in corporate securities and derivatives are primarily valued using Level 2 inputs which generally consist of vendor pricing and multiple broker quotes based on the yield, maturity, credit quality and bids or trading activity in the security or similar securities, thereby demonstrating consensus pricing. Corporate securities valued using Level 1 inputs generally represent an immaterial portion of the investment portfolio; however, they would be valued using the readily available market prices. Inputs from Level 3 are also utilized for corporate securities and derivatives, depending on the information available and characteristics of the asset type. Investments in asset backed, loan portfolios, and special opportunities are valued with Level 3 inputs primarily using a discounted cash flow analysis. This analysis takes into consideration risk adjusted rates of return as applied to the cash inflows and outflows anticipated in connection with managing and/or disposing each specific investment. This analysis may include factors such as income streams, local market activity, timing, collateral, payment history, comparative sales values, and other similar factors that have or will influence the exit of the investment. However, certain structured credit and special opportunities investments may be valued using a market approach depending on the availability of broker quotes or other information. Further, certain asset backed investments may be valued using Level 2 inputs depending on the information available. All forward foreign currency contracts held at March 31, 2025 were valued using Level 2 inputs which include forward rates.

The Fund may use Special Purpose Vehicles (“SPVs”) or other similar vehicles to facilitate its investments in various strategies. The Fund will provide funding to the SPVs in a form of a loan receivable and/or an equity contribution. The SPVs, in turn purchase and own the underlying investment assets. In these instances, the Fund’s loan receivable and/or equity contributions represent the instrument that is fair valued.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Asset Backed	$—	$59,919,555	$55,558,018	$115,477,573
Corporate Securities	—	39,102,451	7,877,694	46,980,145
Loan Portfolios	—	—	41,927,934	41,927,934
Special Opportunities	—	—	15,403,529	15,403,529

Total Investments in Securities	—	99,022,006	120,767,175	219,789,181
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	319,599	—	319,599
Liabilities:
Forward Currency Exchange Contracts	—	(709,206)	—	(709,206)
Centrally Cleared Interest Rate Swaps	—	(829,234)	—	(829,234)
Credit Default Swaps	—	(46,194)	—	(46,194)

Total	$—	$97,756,971	$120,767,175	$218,524,146

(a)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards, swaps, options and warrants, which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed	Corporate Securities	Special Opportunities
Balance as of 06/30/2024	$32,941,831	$4,122,659	$14,813,252
Accrued discounts/(premiums)	78,258	(75)	—
Realized gain (loss)	(35,333)	(414)	—
Change in unrealized appreciation/depreciation	621,946	6,008	207,300
Purchases	30,457,596	13,958,753	8,745,743
Sales/Paydowns	(9,064,815)	(8,570,147)	(8,362,766)
Transfers into Level 3	609,426	—	—
Transfers out of Level 3	(50,891)	(1,639,090)	—

Balance as of 03/31/2025	$55,558,018	$7,877,694	$15,403,529

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2025	$155,949	$(3,068)	$207,300

	Loan Portfolio	Total
Balance as of 06/30/2024	$2,634,908	$54,512,650
Accrued discounts/(premiums)	—	78,183
Realized gain (loss)	489	(35,258)
Change in unrealized appreciation/depreciation	1,685,397	2,520,651
Purchases	53,723,219	106,885,311
Sales/Paydowns	(16,116,079)	(42,113,807)
Transfers into Level 3	—	609,426
Transfers out of Level 3	—	(1,689,981)

Balance as of 03/31/2025	$41,927,934	$120,767,175

Net change in unrealized appreciation/depreciation from investments held as of 03/31/2025	$1,685,397	$2,045,578

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31, 2025.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 03/31/25	Valuation Technique	Unobservable Input	Input Range/Weighted Average***
Asset Backed	$3,697,331	Broker Quotes and/or 3rd Party Pricing Services**	N/A	N/A
	$5,129,579	Discounted Cash Flow	Discount Rate	3.75-22.88% / 7.70%
	$32,009,097	Market Comparables	Market Spread*	210-798bps / 444bps
	$14,722,011	Market Comparables	Recent Transaction	N/A

	$55,558,018

Corporate Securities	$3,620,390	Market Comparables	Discount Rate	23.20%
	$4,257,304	Discounted Cash Flow	Discount Rate	13.36-20.00% / 13.91%

	$7,877,694

Loan Portfolios	$23,606,427	Discounted Cash Flow	Discount Rate	12.50-18.50% / 12.35%
	$15,077,025	Market Approach	Recent Transaction	N/A
	$3,244,482	Discounted Cash Flow	Discount Rate	15.67%

	$41,927,934

Special Opportunities	$15,403,529	Discounted Cash Flow	Discount Rate	7.52-36.39% / 14.40%

*	The Market Spreads are compared to related U.S. Treasuries and used to calculate the fair value.
**

The valuation is based on non-binding broker quotes or market comparables where quantitative inputs are not observable. Broker quotes or market comparables have been reviewed and substantiated by the Adviser and may be adjusted for timing or other market events, if necessary.

***

Represents the range of discount rates or spreads that are utilized as an input by the Adviser for purposes of generating a fair value. Weighted average excludes investments that have been marked to zero fair market value, when applicable.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Recent Transaction, and Market Spread in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in affiliated entities by the Adviser for the nine months ended March 31, 2025 is as follows.

Issuer	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 03/31/2025 (000)	Income (000)
Aergo Capital Ltd.	$14,813	$8,640	$8,304	$0	$(254)	$14,895	$753
CAIS Private Equity	0	1,517	0	0	(1)	1,516	0
Coral Reef SPV SARL	0	1,954	0	0	0	1,954	0
CVI CB Holdings IV LLC	0	3,579	1,344	0	0	2,235	(51)
CVI LB Investment Trust II	0	1,354	0	0	0	1,354	0
CVI MF Acquisition Trust II	0	1,542	611	0	0	931	18
CVI OCT Acquisition Trust	0	22,711	13,693	(2,404)	0	6,614	48
CVI SBT Acquisition Trust	0	2,057	466	0	0	1,591	0
CVI Symmetry Holding LLC	0	12,141	8,440	0	0	3,701	327
CVI Thompson Holdings LLC	0	3,641	0	0	0	3,641	203
GoldenPeaks Capital, 05/02/2029, 14.328%	2,329	918	0	0	(3)	3,244	331
Kutxabank SA	306	0	86	0	(105)	115	(15)
Mill City Mortgage Loan Trust, Series 2018-4, 2.030%, 04/25/2066	72	0	0	0	(2)	70	4
Mill City Mortgage Loan Trust, Series 2018-4, 3.076%, 04/25/2066	54	0	0	0	2	56	1
Mill City Mortgage Loan Trust, Series 2018-4, 3.078%, 04/25/2066	226	0	0	0	(8)	218	9
Mill City Mortgage Loan Trust, Series 2018-4, 3.250%, 04/25/2066	292	0	0	0	35	327	10
Mill City Mortgage Loan Trust, Series 2018-4, 10.700%, 04/25/2066	17	0	0	0	0	17	0
Mill City Mortgage Loan Trust, Series 2019-1, 1.943%, 10/25/2069	109	0	0	0	0	109	5
Mill City Mortgage Loan Trust, Series 2019-1, 3.563%, 10/25/2069	262	0	0	0	(4)	258	11
Mill City Mortgage Loan Trust, Series 2019-1, 3.569%, 10/25/2069	88	0	0	0	(1)	87	4
Mill City Mortgage Loan Trust, Series 2019-1, 12.830%, 10/25/2069	17	0	0	(1)	0	16	0
Mill City Mortgage Loan Trust, Series 2019-GS2, 0.080%, 08/25/2059	16	0	0	0	(1)	15	2
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.250%, 08/25/2059	489	0	79	11	22	443	14
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.880%, 08/25/2059	374	0	0	0	(1)	373	18

Issuer	Market Value 06/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 03/31/2025 (000)	Income (000)
Mill City Mortgage Loan Trust, Series 2019-GS2, 12.820%, 08/25/2059	$70	$0	$0	$(2)	$(6)	$62	$0
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.102%, 10/25/2067	579	0	53	1	33	560	27
Mill City Solar Loan Ltd., Series 2019-1, 5.920%, 03/20/2043	107	0	0	0	(9)	98	5
Mill City Solar Loan Ltd., Series 2019-1, 7.140%, 03/20/2043	84	0	0	0	(9)	75	6
Mill City Solar Loan Ltd., Series 2019-2GS, 2.000%, 07/20/2043	296	0	0	0	(11)	285	6
Mill City Solar Loan Ltd., Series 2019-2GS, 11.880%, 07/20/2043	428	0	0	0	(49)	379	0
Mill City Solar Loan Ltd., Series 2020-1, 13.830%, 06/20/2047	406	0	0	0	(56)	350	0
Obediente Enterprises LLC	0	3,858	101	0	0	3,757	1
Powis Finance SARL	0	1,274	22	0	0	1,252	0
Prothena Corp. PLC	0	567	58	0	0	509	2
Renascentia SPV SRL	0	11,096	0	0	0	11,096	0
Total				$(2,395)	$(428)	$62,203	$1,739